GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern
Net loss	$ (200,418)	$ (314,997)	$ (790,362)	$ (628,641)
Working capital deficit	(633,626)		(565,933)	(660,230)	$ (1,417,890)
Revenues				$ 194,481